EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2019
EQUITY COMPENSATION PLANS

12. EQUITY COMPENSATION PLANS

The Company’s equity compensation plans provide for grants of stock options, performance-based restricted stock units (“PBRSUs”) and non-performance-based restricted stock units (“RSUs”) and restricted stock awards (“RSAs”). Common shares available for grant as of December 31, 2019, 2018 and 2017 were 9,029,645, 10,152,863 and 11,685,090, respectively. The Company generally issues authorized but previously unissued shares to satisfy stock option exercises and stock award vestings.

The Company’s annual long-term incentive share-based compensation program is made up of 50% stock options and 50% PBRSUs. The Company also periodically grants RSUs. Total compensation expense related to all share-based compensation plans was $84 million ($70 million net of tax benefit), $88 million ($73 million net of tax benefit) and $86 million ($58 million net of tax benefit) for 2019, 2018 and 2017, respectively. As of December 31, 2019, there was $111 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the Company’s plans. That cost is expected to be recognized over a weighted-average period of 2.1 years.

Stock Options

Stock options are granted to purchase shares of the Company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The Company generally recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

	2019		2018		2017
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price (a)	Options	Price (a)	Options	Price (a)
Outstanding, beginning of year	10,516,633	$ 108.28	11,380,013	$ 95.76	11,910,501	$ 84.22
Granted	879,862	184.31	1,202,314	158.23	1,491,893	136.87
Exercised	(2,270,374)	82.93	(1,942,192)	64.63	(1,951,920)	56.00
Canceled	(83,801)	143.08	(123,502)	127.02	(70,461)	116.44
Outstanding, end of year	9,042,320	$ 108.28	10,516,633	$ 108.28	11,380,013	$ 95.76
Exercisable, end of year	7,048,422	$ 109.34	7,993,297	$ 97.13	8,371,809	$ 84.40
Vested and expected to vest, end of year	8,923,240	$ 121.14

(a)	Represents weighted average price per share.

The total aggregate intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2019, 2018 and 2017 was $227 million, $161 million and $142 million, respectively.

The total aggregate intrinsic value of options outstanding as of December 31, 2019 was $636 million, with a corresponding weighted-average remaining contractual life of 6.3 years. The total aggregate intrinsic value of options exercisable as of December 31, 2019 was $583 million, with a corresponding weighted-average remaining contractual life of 5.5 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2019 was $633 million, with a corresponding weighted-average remaining contractual life of 6.2 years.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The Company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2019		2018		2017
Weighted-average grant-date fair value of options
granted at market prices	$ 40.30		$ 37.34		$ 30.34
Assumptions
Risk-free rate of return	1.6%		2.8%		2.2%
Expected life	6	years	6	years	6	years
Expected volatility	23.0%		22.5%		22.7%
Expected dividend yield	1.0%		1.2%		1.2%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the Company’s stock price. The expected dividend yield is determined based on the Company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

PBRSUs, RSUs and RSAs

The expense associated with PBRSUs is based on the average of the high and low share price of the Company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the Company achieving a defined performance target and with continued service for a three year period. Upon vesting, the Company issues shares of its common stock such that one award unit equals one share of common stock. The Company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSUs and RSAs is based on the average of the high and low share price of the Company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The Company currently has RSUs that vest over periods between 12 and 60 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSUs and restricted stock activity is as follows:

	PBRSU	Grant Date	RSAs and	Grant Date
	Awards	Fair Value (a)	RSUs	Fair Value (a)
December 31, 2016	1,386,687	$ 107.70	254,387	$ 107.95
Granted	323,750	131.71	96,980	125.34
Vested / Earned	(312,745)	99.65	(86,622)	102.02
Canceled	(34,856)	108.16	(15,343)	109.72
December 31, 2017	1,362,836	$ 115.24	249,402	$ 116.66
Granted	284,104	152.59	109,074	138.69
Vested / Earned	(324,561)	103.15	(92,032)	113.03
Canceled	(55,026)	114.25	(19,975)	115.05
December 31, 2018	1,267,353	$ 126.75	246,469	$ 127.09
Granted	207,704	178.20	102,941	177.38
Vested / Earned	(334,351)	114.38	(64,597)	119.08
Canceled	(23,808)	135.70	(19,300)	124.77
December 31, 2019	1,116,898	$ 139.83	265,513	$ 149.46

(a)	Represents weighted average price per share.